REVENUE - Disaggregation of Revenue by Product (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	$ 986,440	$ 786,959	$ 575,906
Lease Revenue	1,489	1,414	1,277
Total Revenue	987,929	788,373	577,183
Total Timber Sales
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	294,622	344,482	393,247
Pulpwood
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	100,293	107,445	141,978
Sawtimber
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	189,362	232,758	234,053
Hardwood
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	4,967	4,279	17,216
Total Non-Timber Sales
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	65,039	53,928	45,928
Trading
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	8,456	10,137	12,737
License Revenue, primarily from Hunting
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	22,106	24,474	22,204
Land-Based Solutions
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	14,568	5,344	1,074
Other Non-Timber Revenue
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	19,909	13,973	9,913
Total Real Estate Sales
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	626,779	388,549	136,731
Improved Development
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	30,754	30,707	35,413
Unimproved Development
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	12,400	114
Rural
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	72,913	99,665	59,485
Timberland & Non-Strategic
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	610	3,347	11,400
Conservation Easements
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	1,101
Deferred Revenue/Other
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	14,001	12,516	(38)
Large Dispositions
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	495,000	242,200	30,471
Operating Segments
Disaggregation of Revenue [Line Items]
Total Revenue	987,929	788,373	577,183
Operating Segments | Southern Timber
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	251,642	265,134	264,688
Total Revenue	251,642	265,134	264,688
Operating Segments | Southern Timber | Total Timber Sales
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	199,423	226,626	236,612
Operating Segments | Southern Timber | Pulpwood
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	94,820	99,035	126,884
Operating Segments | Southern Timber | Sawtimber
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	99,636	123,312	92,512
Operating Segments | Southern Timber | Hardwood
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	4,967	4,279	17,216
Operating Segments | Southern Timber | Total Non-Timber Sales
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	52,219	38,508	28,076
Operating Segments | Southern Timber | Trading
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	1,223	1,006	487
Operating Segments | Southern Timber | License Revenue, primarily from Hunting
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	21,164	23,130	21,135
Operating Segments | Southern Timber | Land-Based Solutions
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	14,518	3,989	1,067
Operating Segments | Southern Timber | Other Non-Timber Revenue
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	15,314	10,383	5,387
Operating Segments | Pacific Northwest Timber
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	108,019	133,276	174,487
Total Revenue	108,019	133,276	174,487
Operating Segments | Pacific Northwest Timber | Total Timber Sales
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	95,199	117,856	156,635
Operating Segments | Pacific Northwest Timber | Pulpwood
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	5,473	8,410	15,094
Operating Segments | Pacific Northwest Timber | Sawtimber
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	89,726	109,446	141,541
Operating Segments | Pacific Northwest Timber | Total Non-Timber Sales
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	12,820	15,420	28,076
Operating Segments | Pacific Northwest Timber | Trading
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	7,233	9,131	12,250
Operating Segments | Pacific Northwest Timber | License Revenue, primarily from Hunting
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	942	1,344	1,069
Operating Segments | Pacific Northwest Timber | Land-Based Solutions
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	50	1,355	7
Operating Segments | Pacific Northwest Timber | Other Non-Timber Revenue
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	4,595	3,590	4,526
Operating Segments | Real Estate
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	626,779	388,549	136,731
Lease Revenue	1,489	1,414	1,277
Total Revenue	628,268	389,963	138,008
Operating Segments | Real Estate | Total Real Estate Sales
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	626,779	388,549	136,731
Operating Segments | Real Estate | Improved Development
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	30,754	30,707	35,413
Operating Segments | Real Estate | Unimproved Development
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	12,400	114
Operating Segments | Real Estate | Rural
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	72,913	99,665	59,485
Operating Segments | Real Estate | Timberland & Non-Strategic
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	610	3,347	11,400
Operating Segments | Real Estate | Conservation Easements
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	1,101
Operating Segments | Real Estate | Deferred Revenue/Other
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	14,001	12,516	(38)
Operating Segments | Real Estate | Large Dispositions
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	$ 495,000	$ 242,200	$ 30,471